Party-In-Interest Transactions	12 Months Ended
Mar. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party- in-Interest Transactions

5. Party-In-Interest Transactions

A party-in-interest is defined as a fiduciary or employee of the Plan, any person who provides service to the Plan, an employer whose employees are covered by the Plan, an employee organization whose members are covered by the Plan, a person who owns 50% or more of such an employer or employee organization, or a relative of such persons mentioned.

Certain Plan investment options are offered by affiliates of Empower, the trustee of the Plan. Additionally, certain investment fees are paid by the trustee and are reflected in the investment income (loss) for the year. The Plan also issues loans to participants that are secured by the vested balance in the participants’ accounts. As such, these transactions qualify as party-in-interest transactions, which are exempt from the prohibited transaction rules.

In addition, the Plan sponsor, Viasat, Inc., is a party-in-interest.